Portfolio of Investments – as of September 30, 2023 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 99.2% of Net Assets
	Aerospace & Defense — 1.1%
11,955	Axon Enterprise, Inc.(a)	$2,378,925
	Banks — 0.7%
55,695	Bank of NT Butterfield & Son Ltd.	1,508,221
	Building Products — 1.0%
10,475	Allegion PLC	1,091,495
39,910	AZEK Co., Inc.(a)	1,186,923
		2,278,418
	Capital Markets — 6.5%
7,245	Ares Management Corp., Class A	745,293
115,512	Brightsphere Investment Group, Inc.	2,239,778
23,455	Cboe Global Markets, Inc.	3,663,906
4,375	MSCI, Inc.	2,244,725
46,580	Nasdaq, Inc.	2,263,322
34,922	Raymond James Financial, Inc.	3,507,216
		14,664,240
	Chemicals — 1.4%
85,250	Axalta Coating Systems Ltd.(a)	2,293,225
10,205	LyondellBasell Industries NV, Class A	966,414
		3,259,639
	Commercial Services & Supplies — 3.4%
54,670	Republic Services, Inc.	7,791,022
	Communications Equipment — 2.3%
19,200	Motorola Solutions, Inc.	5,227,008
	Construction & Engineering — 2.0%
107,510	WillScot Mobile Mini Holdings Corp.(a)	4,471,341
	Construction Materials — 2.3%
25,510	Vulcan Materials Co.	5,153,530
	Consumer Staples Distribution & Retail — 3.0%
114,535	Performance Food Group Co.(a)	6,741,530
	Containers & Packaging — 2.0%
12,830	Avery Dennison Corp.	2,343,656
25,085	Crown Holdings, Inc.	2,219,521
		4,563,177
	Diversified Consumer Services — 0.8%
15,605	Grand Canyon Education, Inc.(a)	1,823,912
	Electric Utilities — 1.4%
66,090	Alliant Energy Corp.	3,202,061
	Electrical Equipment — 3.6%
30,490	AMETEK, Inc.	4,505,202
3,050	Hubbell, Inc.	955,901
50,205	nVent Electric PLC	2,660,363
		8,121,466
	Electronic Equipment, Instruments & Components — 1.9%
15,185	CDW Corp.	3,063,726
7,160	Fabrinet(a)	1,192,999
		4,256,725
	Financial Services — 0.7%
18,052	Apollo Global Management, Inc.	1,620,348
	Health Care Equipment & Supplies — 2.5%
4,980	Cooper Cos., Inc.	1,583,690
19,985	Dexcom, Inc.(a)	1,864,600
31,035	Hologic, Inc.(a)	2,153,829
		5,602,119
	Health Care Providers & Services — 5.1%
51,955	Cencora, Inc.	9,350,341
11,050	Laboratory Corp. of America Holdings	2,221,603
		11,571,944
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.4%
28,560	Aramark	$991,032
	Household Products — 1.5%
36,680	Church & Dwight Co., Inc.	3,360,988
	Independent Power & Renewable Electricity Producers — 2.3%
160,755	Vistra Corp.	5,333,851
	Industrial REITs — 3.5%
47,910	EastGroup Properties, Inc.	7,978,452
	Insurance — 4.9%
20,015	Allstate Corp.	2,229,871
17,840	Arthur J Gallagher & Co.	4,066,271
33,390	Reinsurance Group of America, Inc.	4,847,894
		11,144,036
	IT Services — 1.8%
12,080	MongoDB, Inc.(a)	4,177,989
	Life Sciences Tools & Services — 4.1%
10,265	Agilent Technologies, Inc.	1,147,832
80,815	Avantor, Inc.(a)	1,703,580
26,235	Bruker Corp.	1,634,441
24,277	IQVIA Holdings, Inc.(a)	4,776,500
		9,262,353
	Machinery — 2.3%
22,280	Crane Co.	1,979,355
41,115	Otis Worldwide Corp.	3,301,946
		5,281,301
	Media — 0.5%
7,480	Nexstar Media Group, Inc.	1,072,408
	Metals & Mining — 1.5%
190,160	Constellium SE(a)	3,460,912
	Mortgage Real Estate Investment Trusts (REITs) — 1.7%
422,695	Rithm Capital Corp.	3,926,837
	Multi-Utilities — 4.2%
42,555	Ameren Corp.	3,184,391
60,150	CMS Energy Corp.	3,194,566
39,740	WEC Energy Group, Inc.	3,201,057
		9,580,014
	Oil, Gas & Consumable Fuels — 7.4%
31,305	Diamondback Energy, Inc.	4,848,519
30,730	Hess Corp.	4,701,690
19,955	Pioneer Natural Resources Co.	4,580,670
84,435	Range Resources Corp.	2,736,538
		16,867,417
	Professional Services — 6.1%
19,050	CACI International, Inc., Class A(a)	5,980,366
4,375	Equifax, Inc.	801,413
73,360	Maximus, Inc.	5,478,525
32,210	SS&C Technologies Holdings, Inc.	1,692,313
		13,952,617
	Semiconductors & Semiconductor Equipment — 5.8%
73,120	Marvell Technology, Inc.	3,957,985
11,470	Monolithic Power Systems, Inc.	5,299,140
42,105	ON Semiconductor Corp.(a)	3,913,660
		13,170,785
	Software — 2.5%
14,915	Tyler Technologies, Inc.(a)	5,759,278
	Specialty Retail — 5.3%
3,931	AutoZone, Inc.(a)	9,984,700
5,255	Ulta Beauty, Inc.(a)	2,099,110
		12,083,810

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.5%
21,825	Skechers USA, Inc., Class A(a)	$1,068,334
	Trading Companies & Distributors — 1.2%
17,300	SiteOne Landscape Supply, Inc.(a)	2,827,685
	Total Common Stocks (Identified Cost $196,100,001)	225,535,725

Principal Amount
Short-Term Investments — 1.1%
$2,485,602	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $2,486,120 on 10/02/2023 collateralized by $2,847,300 U.S. Treasury Note, 0.750% due 8/31/2026 valued at $2,535,353 including accrued interest(b) (Identified Cost $2,485,602)	2,485,602
	Total Investments — 100.3% (Identified Cost $198,585,603)	228,021,327
	Other assets less liabilities — (0.3)%	(577,071)
	Net Assets — 100.0%	$227,444,256

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a
Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$225,535,725	$—	$—	$225,535,725
Short-Term Investments	—	2,485,602	—	2,485,602
Total Investments	$225,535,725	$2,485,602	$—	$228,021,327

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Oil, Gas & Consumable Fuels	7.4%
Capital Markets	6.5
Professional Services	6.1
Semiconductors & Semiconductor Equipment	5.8
Specialty Retail	5.3
Health Care Providers & Services	5.1
Insurance	4.9
Multi-Utilities	4.2
Life Sciences Tools & Services	4.1
Electrical Equipment	3.6
Industrial REITs	3.5
Commercial Services & Supplies	3.4
Consumer Staples Distribution & Retail	3.0
Software	2.5
Health Care Equipment & Supplies	2.5
Independent Power & Renewable Electricity Producers	2.3
Machinery	2.3
Communications Equipment	2.3
Construction Materials	2.3
Containers & Packaging	2.0
Construction & Engineering	2.0
Other Investments, less than 2% each	18.1
Short-Term Investments	1.1
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%